Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Jan. 01, 2017
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated February 2, 2017
to the Prospectuses and Summary Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses and Summary Prospectuses Dated
Columbia Funds Series Trust I
Active Portfolios® Multi-Manager Growth Fund (the Fund)	8/1/2016 and 1/1/2017

On January 25, 2017, the Fund's Board of Trustees approved the addition of Los Angeles Capital and Equity Research, Inc. (Los Angeles Capital) to manage a portion of the Fund's assets, effective on or about February 7, 2017 (the Effective Date). Accordingly, the following changes are hereby made to the Fund's prospectuses and summary prospectuses.

On the Effective Date, the last paragraph under the caption "Principal Investment Strategies" in the "Summary of the Fund" section of the prospectuses and summary prospectuses is hereby superseded and replaced with the following:

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and will attempt to achieve the Fund's objective by managing a portion of the Fund's assets (the Columbia Management sleeve) and selecting one or more subadvisers to manage other sleeves independently of each other and Columbia Management. The Fund's subadvisers are Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital) and Loomis, Sayles & Company, L.P. (Loomis Sayles). The subadvisers and Columbia Management each make investment decisions for their respective sleeves independently of one another. One or more of the Fund's subadvisers uses quantitative methods to identify investment opportunities and construct their portion of the Fund's portfolio.

The rest of the section remains the same.

On the Effective Date, the information under the caption "Principal Risks" in the "Summary of the Fund" section of the prospectuses and summary prospectuses is hereby revised to add the following risk:

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

The rest of the section remains the same.
Active Portfolios Multi-Manager Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated February 2, 2017
to the Prospectuses and Summary Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses and Summary Prospectuses Dated
Columbia Funds Series Trust I
Active Portfolios® Multi-Manager Growth Fund (the Fund)	8/1/2016 and 1/1/2017

On January 25, 2017, the Fund's Board of Trustees approved the addition of Los Angeles Capital and Equity Research, Inc. (Los Angeles Capital) to manage a portion of the Fund's assets, effective on or about February 7, 2017 (the Effective Date). Accordingly, the following changes are hereby made to the Fund's prospectuses and summary prospectuses.

On the Effective Date, the last paragraph under the caption "Principal Investment Strategies" in the "Summary of the Fund" section of the prospectuses and summary prospectuses is hereby superseded and replaced with the following:

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and will attempt to achieve the Fund's objective by managing a portion of the Fund's assets (the Columbia Management sleeve) and selecting one or more subadvisers to manage other sleeves independently of each other and Columbia Management. The Fund's subadvisers are Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital) and Loomis, Sayles & Company, L.P. (Loomis Sayles). The subadvisers and Columbia Management each make investment decisions for their respective sleeves independently of one another. One or more of the Fund's subadvisers uses quantitative methods to identify investment opportunities and construct their portion of the Fund's portfolio.

The rest of the section remains the same.

On the Effective Date, the information under the caption "Principal Risks" in the "Summary of the Fund" section of the prospectuses and summary prospectuses is hereby revised to add the following risk:

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

The rest of the section remains the same.